GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.42%
$ 1,250,000	Avis Budget Rental Car Funding LLC(a) Series 2015-2A Class A 2.63%, 12/20/2021	$ 1,254,545
1,000,000	Capital One Multi-Asset Execution Trust Series 2016-A5 Class A5 1.66%, 06/17/2024	996,582
500,000	Chase Issuance Trust Series 2016-A4 Class A 1.49%, 07/15/2022	498,065
1,000,000	Discover Card Execution Note Trust Series 2016-A3 Class A3 1.85%, 10/16/2023	999,575
1,250,000	Toyota Auto Loan Extended Note Trust(a) Series 2019-1A Class A 2.56%, 11/25/2031	1,277,673
	Toyota Auto Receivables Owner Trust
	Series 2018-B Class A4
200,000	3.11%, 11/15/2023	204,862
	Series 2019-A Class A3
500,000	2.91%, 07/17/2023	508,206
	Series 2019-B Class A3
250,000	2.57%, 08/15/2023	253,256
500,000	World Omni Auto Receivables Trust Series 2019-B Class A3 2.59%, 07/15/2024	507,079
TOTAL ASSET-BACKED SECURITIES — 0.42% (Cost $6,440,223)		$6,499,843
CORPORATE BONDS AND NOTES
Basic Materials — 0.74%
	Air Liquide Finance SA(a)
345,000	1.75%, 09/27/2021	342,848
240,000	2.25%, 09/27/2023	240,539
500,000	BHP Billiton Finance USA Ltd 5.00%, 09/30/2043	645,411
1,000,000	Celanese US Holdings LLC 3.50%, 05/08/2024	1,036,897
500,000	CF Industries Inc(a) 3.40%, 12/01/2021	508,669
650,000	Dow Chemical Co(a) 4.80%, 11/30/2028	734,455
1,000,000	DuPont de Nemours Inc 4.49%, 11/15/2025	1,104,614
1,000,000	Eastman Chemical Co 4.65%, 10/15/2044	1,086,811
	Ecolab Inc
500,000	2.38%, 08/10/2022	504,327
438,000	2.70%, 11/01/2026	450,215
500,000	International Paper Co 4.35%, 08/15/2048	518,943
Principal Amount		Fair Value
Basic Materials — (continued)
$ 1,000,000	Nutrien Ltd 4.13%, 03/15/2035	$ 1,043,531
1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	1,056,487
500,000	Rio Tinto Finance USA Ltd 3.75%, 06/15/2025	537,196
500,000	Sherwin-Williams Co 4.55%, 08/01/2045	558,200
500,000	Southern Copper Corp 5.25%, 11/08/2042	564,780
	Vale Overseas Ltd
250,000	4.38%, 01/11/2022	258,125
250,000	6.88%, 11/21/2036	316,750
		11,508,798
Communications — 2.15%
1,000,000	Amazon.com Inc 3.15%, 08/22/2027	1,062,795
	AT&T Inc
3,000,000	4.25%, 03/01/2027	3,264,655
500,000	6.15%, 09/15/2034	627,863
1,500,000	5.35%, 09/01/2040	1,758,471
1,000,000	4.85%, 07/15/2045	1,116,423
1,000,000	CBS Corp 3.70%, 08/15/2024	1,046,113
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,000,000	4.91%, 07/23/2025	1,098,978
500,000	5.38%, 05/01/2047	544,096
1,000,000	Cisco Systems Inc 2.20%, 09/20/2023	1,013,044
	Comcast Corp
2,000,000	3.70%, 04/15/2024	2,132,442
1,000,000	4.60%, 10/15/2038	1,198,265
2,000,000	3.40%, 07/15/2046	2,051,181
	Deutsche Telekom International Finance BV
1,000,000	4.38%, 06/21/2028(a)	1,118,629
500,000	8.75%, 06/15/2030	738,421
1,000,000	Discovery Communications LLC 5.20%, 09/20/2047	1,091,560
	Fox Corp(a)
500,000	4.03%, 01/25/2024	531,925
1,000,000	5.48%, 01/25/2039	1,228,334
1,000,000	Rogers Communications Inc 4.10%, 10/01/2023	1,066,446
	Time Warner Cable LLC
1,000,000	4.13%, 02/15/2021	1,017,987
750,000	4.50%, 09/15/2042	737,544
1,000,000	TWDC Enterprises 18 Corp 4.13%, 12/01/2041	1,177,136
	Verizon Communications Inc
1,000,000	2.63%, 08/15/2026	1,012,979
1,390,000	4.27%, 01/15/2036	1,565,482

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 1,500,000	3.85%, 11/01/2042	$ 1,609,010
2,000,000	Vodafone Group PLC 4.13%, 05/30/2025	2,163,032
1,000,000	Walt Disney Co(a) 4.75%, 11/15/2046	1,317,477
		33,290,288
Consumer, Cyclical — 1.76%
1,000,000	American Honda Finance Corp 1.70%, 09/09/2021	995,631
1,500,000	Best Buy Co Inc 4.45%, 10/01/2028	1,629,610
1,000,000	BMW US Capital LLC(a) 2.80%, 04/11/2026	1,012,995
1,000,000	Darden Restaurants Inc 4.55%, 02/15/2048	1,056,762
1,000,000	Dollar General Corp(b) 4.13%, 05/01/2028	1,093,705
1,000,000	Dollar Tree Inc 4.00%, 05/15/2025	1,060,263
	Ford Motor Co
500,000	4.35%, 12/08/2026(b)	500,772
500,000	5.29%, 12/08/2046	462,941
1,000,000	Ford Motor Credit Co LLC 3.81%, 10/12/2021	1,013,471
500,000	General Motors Co 5.15%, 04/01/2038	504,902
1,000,000	General Motors Financial Co Inc 3.70%, 05/09/2023	1,023,548
500,000	Home Depot Inc 3.90%, 12/06/2028	562,056
500,000	Las Vegas Sands Corp 3.50%, 08/18/2026	507,915
1,000,000	Lear Corp 5.25%, 05/15/2049	1,023,256
	Lowe's Cos Inc
500,000	3.12%, 04/15/2022	511,360
500,000	3.65%, 04/05/2029	534,741
1,000,000	McDonald's Corp 3.35%, 04/01/2023	1,043,742
1,195,000	O'Reilly Automotive Inc 3.85%, 06/15/2023	1,254,429
1,000,000	PACCAR Financial Corp 2.30%, 08/10/2022	1,007,061
1,098,000	Ralph Lauren Corp 3.75%, 09/15/2025	1,178,893
	Starbucks Corp
1,000,000	3.50%, 03/01/2028(b)	1,073,898
1,000,000	4.45%, 08/15/2049	1,160,864
1,000,000	Tapestry Inc(b) 3.00%, 07/15/2022	1,009,364
500,000	Target Corp 3.38%, 04/15/2029	538,728
687,296	US Airways Pass Through Trust Series 2013-1 Class A 3.95%, 11/15/2025	723,702
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 1,000,000	Walgreens Boots Alliance Inc 3.45%, 06/01/2026	$ 1,033,811
	Walmart Inc
1,000,000	3.40%, 06/26/2023	1,052,908
500,000	3.63%, 12/15/2047	560,837
1,000,000	Whirlpool Corp 3.70%, 05/01/2025	1,048,147
1,000,000	Wyndham Destinations Inc 5.40%, 04/01/2024	1,055,000
		27,235,312
Consumer, Non-Cyclical — 4.70%
	AbbVie Inc
1,000,000	4.50%, 05/14/2035	1,077,991
1,000,000	4.88%, 11/14/2048	1,103,924
500,000	Aetna Inc 3.88%, 08/15/2047	486,834
	Altria Group Inc
500,000	2.85%, 08/09/2022	505,906
1,000,000	3.88%, 09/16/2046	920,322
1,000,000	Amgen Inc 6.90%, 06/01/2038	1,409,830
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
1,500,000	3.65%, 02/01/2026	1,607,210
1,000,000	4.70%, 02/01/2036	1,156,541
1,000,000	4.90%, 02/01/2046	1,189,598
	Anheuser-Busch InBev Worldwide Inc
1,000,000	3.50%, 01/12/2024	1,056,436
580,000	4.44%, 10/06/2048	654,895
	Anthem Inc
1,000,000	3.35%, 12/01/2024	1,039,892
1,000,000	3.65%, 12/01/2027	1,052,374
1,000,000	Bacardi Ltd(a) 5.15%, 05/15/2038	1,097,973
	BAT Capital Corp
1,000,000	2.76%, 08/15/2022	1,009,487
500,000	4.39%, 08/15/2037	485,439
	Bayer US Finance II LLC(a)
1,000,000	3.88%, 12/15/2023	1,044,700
1,000,000	4.38%, 12/15/2028	1,080,003
985,000	3.60%, 07/15/2042	848,214
	Becton Dickinson & Co
1,000,000	3.70%, 06/06/2027	1,059,496
1,000,000	4.67%, 06/06/2047	1,181,758
1,000,000	Biogen Inc 4.05%, 09/15/2025	1,083,453
1,000,000	Bristol-Myers Squibb Co(a) 4.13%, 06/15/2039	1,133,895
1,000,000	Celgene Corp 3.63%, 05/15/2024	1,056,097
	Cigna Corp
1,000,000	4.38%, 10/15/2028	1,096,268
1,750,000	4.80%, 08/15/2038	1,966,319
	Cintas Corp No 2
500,000	2.90%, 04/01/2022	510,947

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	3.70%, 04/01/2027	$ 1,090,613
750,000	Conagra Brands Inc 4.60%, 11/01/2025	824,893
500,000	Constellation Brands Inc 5.25%, 11/15/2048	626,422
	CVS Health Corp
351,000	3.35%, 03/09/2021	356,703
1,000,000	5.05%, 03/25/2048	1,137,232
2,011,783	CVS Pass Through Trust 6.04%, 12/10/2028	2,263,320
1,000,000	Diageo Capital PLC(b) 3.88%, 05/18/2028	1,115,435
1,000,000	Edwards Lifesciences Corp 4.30%, 06/15/2028	1,126,691
900,000	Elanco Animal Health Inc 3.91%, 08/27/2021	921,697
	Gilead Sciences Inc
1,000,000	3.65%, 03/01/2026	1,071,561
1,000,000	4.60%, 09/01/2035	1,186,145
250,000	GlaxoSmithKline Capital PLC 3.00%, 06/01/2024	258,828
500,000	Global Payments Inc 4.15%, 08/15/2049	524,272
1,000,000	HCA Inc 4.13%, 06/15/2029	1,047,063
	Humana Inc
2,000,000	3.95%, 03/15/2027	2,124,115
1,000,000	3.95%, 08/15/2049	996,666
1,000,000	Johnson & Johnson 3.40%, 01/15/2038	1,081,650
500,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	561,568
	Kraft Heinz Foods Co
1,010,000	4.88%, 02/15/2025(a)	1,039,781
1,000,000	3.95%, 07/15/2025	1,046,850
1,000,000	Magellan Health Inc 4.90%, 09/22/2024	998,750
2,000,000	Mars Inc(a) 3.88%, 04/01/2039	2,234,784
	McCormick & Co Inc
330,000	3.90%, 07/15/2021	338,322
357,000	3.25%, 11/15/2025	360,878
	Medtronic Inc
223,000	3.50%, 03/15/2025	239,396
72,000	4.63%, 03/15/2045	92,406
1,000,000	Merck & Co Inc 2.75%, 02/10/2025	1,035,377
500,000	Molson Coors Brewing Co 4.20%, 07/15/2046	505,586
1,000,000	Moody's Corp 3.25%, 01/15/2028	1,045,178
1,000,000	Mylan NV 3.95%, 06/15/2026	1,034,825
1,000,000	Novartis Capital Corp 3.40%, 05/06/2024	1,062,928
1,000,000	PepsiCo Inc 3.45%, 10/06/2046	1,078,481
	Perrigo Finance Unlimited Co
553,000	3.50%, 03/15/2021	555,554
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,164,000	3.50%, 12/15/2021	$ 1,164,003
1,000,000	Pfizer Inc 4.00%, 12/15/2036	1,147,985
500,000	Philip Morris International Inc 4.13%, 03/04/2043	532,555
1,000,000	Reckitt Benckiser Treasury Services PLC(a) 2.75%, 06/26/2024	1,018,601
1,000,000	S&P Global Inc 4.40%, 02/15/2026	1,117,105
1,000,000	Sysco Corp 3.25%, 07/15/2027	1,047,893
1,000,000	Takeda Pharmaceutical Co Ltd(a) 5.00%, 11/26/2028	1,171,034
1,000,000	Unilever Capital Corp 3.50%, 03/22/2028	1,092,530
	UnitedHealth Group Inc
1,000,000	3.75%, 07/15/2025	1,076,112
1,000,000	3.50%, 08/15/2039	1,041,584
600,000	Universal Health Services Inc(a) 4.75%, 08/01/2022	604,500
2,028,000	Zimmer Biomet Holdings Inc 4.25%, 08/15/2035	2,052,231
750,000	Zoetis Inc 3.25%, 08/20/2021	763,176
		72,729,081
Energy — 2.85%
500,000	Baker Hughes a GE Co LLC / Baker Hughes Co-Obligor Inc 3.34%, 12/15/2027	512,955
1,000,000	BG Energy Capital PLC(a) 4.00%, 10/15/2021	1,036,170
1,000,000	BP Capital Markets PLC 3.81%, 02/10/2024	1,065,394
1,000,000	Cimarex Energy Co 3.90%, 05/15/2027	1,018,361
	CNOOC Finance 2013 Ltd
1,500,000	3.00%, 05/09/2023	1,523,319
1,059,000	4.25%, 05/09/2043	1,218,491
490,000	Concho Resources Inc 4.38%, 01/15/2025	507,910
1,000,000	ConocoPhillips 5.90%, 10/15/2032	1,314,428
700,000	Ecopetrol SA 4.13%, 01/16/2025	738,745
1,000,000	Energy Transfer Operating LP 5.15%, 03/15/2045	1,048,642
664,000	Enterprise Products Operating LLC 4.85%, 08/15/2042	762,391
200,000	EOG Resources Inc 2.63%, 03/15/2023	203,871
1,000,000	EQM Midstream Partners LP 4.13%, 12/01/2026	930,421

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 1,500,000	Equinor ASA 2.45%, 01/17/2023	$ 1,523,310
1,000,000	Exxon Mobil Corp 2.22%, 03/01/2021	1,005,211
500,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	511,536
	Halliburton Co
500,000	3.50%, 08/01/2023	519,333
500,000	5.00%, 11/15/2045	560,297
1,000,000	Husky Energy Inc 4.00%, 04/15/2024	1,047,424
	Kinder Morgan Energy Partners LP
500,000	3.95%, 09/01/2022	520,513
500,000	4.70%, 11/01/2042	526,932
500,000	Kinder Morgan Inc 5.30%, 12/01/2034	574,396
500,000	Magellan Midstream Partners LP 4.85%, 02/01/2049	581,032
1,000,000	Marathon Petroleum Corp(b) 4.75%, 09/15/2044	1,075,348
	MPLX LP
1,000,000	4.25%, 12/01/2027(a)	1,060,567
1,000,000	4.50%, 04/15/2038	1,037,085
	Noble Energy Inc
1,000,000	3.85%, 01/15/2028	1,037,984
1,000,000	3.25%, 10/15/2029	989,946
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	615,632
500,000	Occidental Petroleum Corp 4.50%, 07/15/2044	508,716
500,000	Patterson-UTI Energy Inc 3.95%, 02/01/2028	502,194
	Petroleos Mexicanos
1,500,000	6.50%, 03/13/2027	1,561,500
1,000,000	6.63%, 06/15/2035	977,250
833,000	6.35%, 02/12/2048	765,452
500,000	Phillips 66 4.65%, 11/15/2034	577,575
	Phillips 66 Partners LP
1,000,000	3.15%, 12/15/2029	984,074
1,000,000	4.90%, 10/01/2046	1,123,676
	Plains All American Pipeline LP / PAA Finance Corp
1,000,000	3.60%, 11/01/2024	1,023,947
750,000	4.30%, 01/31/2043	683,677
1,000,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	1,060,156
2,000,000	Shell International Finance BV 1.75%, 09/12/2021	1,996,400
1,000,000	Southern Natural Gas Co LLC(a) 4.80%, 03/15/2047	1,107,856
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	1,035,157
500,000	Suncor Energy Inc 6.80%, 05/15/2038	699,035
Principal Amount		Fair Value
Energy — (continued)
$ 1,000,000	Sunoco Logistics Partners Operations LP(b) 4.65%, 02/15/2022	$ 1,048,348
750,000	Total Capital International SA 2.88%, 02/17/2022	766,933
750,000	TransCanada PipeLines Ltd 3.75%, 10/16/2023	790,787
	Valero Energy Corp
1,000,000	4.00%, 04/01/2029	1,063,070
500,000	7.50%, 04/15/2032	681,357
		44,024,804
Financial — 7.72%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,500,000	3.95%, 02/01/2022	1,549,370
1,000,000	3.88%, 01/23/2028	1,034,275
1,000,000	Air Lease Corp 3.38%, 06/01/2021	1,015,775
434,782	ALEX Alpha LLC 1.62%, 08/15/2024	431,337
	American Express Co
250,000	3.40%, 02/22/2024	261,485
1,000,000	8.15%, 03/19/2038(b)	1,602,617
1,500,000	American Express Credit Corp 3.30%, 05/03/2027	1,601,121
1,476,000	AvalonBay Communities Inc REIT 2.95%, 05/11/2026	1,525,132
	Bank of America Corp
1,000,000	2.63%, 04/19/2021	1,009,270
2,000,000	2.33%, 10/01/2021(c) 3-mo. LIBOR + 0.63%	2,002,202
2,000,000	3.30%, 01/11/2023	2,067,630
1,000,000	3.46%, 03/15/2025(c) 3-mo. LIBOR + 0.97%	1,043,378
1,000,000	3.95%, 04/21/2025	1,061,022
500,000	6.11%, 01/29/2037	653,839
1,000,000	5.88%, 02/07/2042	1,380,799
1,000,000	Bank of Montreal 3.30%, 02/05/2024	1,040,693
1,000,000	Bank of New York Mellon Corp 3.65%, 02/04/2024	1,061,475
1,150,000	Bank of Nova Scotia(b) 3.40%, 02/11/2024	1,200,588
1,500,000	Barclays PLC 3.65%, 03/16/2025	1,535,100
	BlackRock Inc
1,000,000	3.20%, 03/15/2027	1,059,055
1,000,000	3.25%, 04/30/2029	1,071,208
1,000,000	Brighthouse Financial Inc 4.70%, 06/22/2047	892,640
1,000,000	Brixmor Operating Partnership LP REIT 3.85%, 02/01/2025	1,045,834

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	Capital One Financial Corp
$ 1,000,000	4.75%, 07/15/2021	$ 1,044,484
2,000,000	3.30%, 10/30/2024	2,070,254
	Citigroup Inc
1,000,000	4.50%, 01/14/2022	1,051,507
2,000,000	3.40%, 05/01/2026	2,090,646
2,250,000	4.45%, 09/29/2027	2,454,840
500,000	6.63%, 01/15/2028	627,576
1,000,000	Citizens Bank NA 2.55%, 05/13/2021	1,006,830
1,000,000	Commonwealth Bank of Australia(a) 3.35%, 06/04/2024	1,052,131
1,000,000	Cooperatieve Rabobank UA 3.88%, 02/08/2022	1,042,212
	Credit Suisse AG
500,000	3.00%, 10/29/2021	508,753
500,000	3.63%, 09/09/2024	529,058
2,000,000	Fifth Third Bancorp 3.50%, 03/15/2022	2,062,529
	Goldman Sachs Group Inc
2,500,000	3.00%, 04/26/2022	2,527,798
1,000,000	3.50%, 01/23/2025	1,043,330
1,100,000	6.75%, 10/01/2037	1,483,750
1,000,000	6.25%, 02/01/2041	1,387,639
1,000,000	Healthcare Trust of America Holdings LP REIT 3.75%, 07/01/2027	1,047,090
	HSBC Holdings PLC
1,000,000	3.40%, 03/08/2021	1,015,300
1,000,000	4.25%, 03/14/2024	1,053,157
500,000	3.90%, 05/25/2026	530,262
750,000	6.50%, 09/15/2037	1,009,899
1,000,000	Hudson Pacific Properties LP REIT 3.95%, 11/01/2027	1,047,754
1,000,000	Intercontinental Exchange Inc 3.10%, 09/15/2027	1,043,536
1,000,000	Invesco Finance PLC 3.75%, 01/15/2026	1,066,105
	JPMorgan Chase & Co
1,000,000	4.35%, 08/15/2021	1,041,208
2,000,000	2.70%, 05/18/2023	2,034,304
2,600,000	3.88%, 09/10/2024	2,770,044
1,000,000	2.95%, 10/01/2026	1,026,462
1,000,000	3.63%, 12/01/2027	1,053,995
1,000,000	3.88%, 07/24/2038(c) 3-mo. LIBOR + 1.36%	1,098,127
1,000,000	5.50%, 10/15/2040	1,331,888
2,000,000	KeyBank NA 3.38%, 03/07/2023	2,079,575
500,000	Kilroy Realty LP REIT 3.80%, 01/15/2023	522,343
500,000	Kimco Realty Corp REIT 2.70%, 03/01/2024	504,014
	Kreditanstalt fuer Wiederaufbau
4,000,000	2.00%, 10/04/2022	4,042,559
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	2.88%, 04/03/2028	$ 1,092,322
1,000,000	Life Storage LP REIT 4.00%, 06/15/2029	1,070,013
1,000,000	Markel Corp 3.63%, 03/30/2023	1,039,420
500,000	Marsh & McLennan Cos Inc 4.38%, 03/15/2029	565,745
695,000	Massachusetts Mutual Life Insurance Co(a) 8.88%, 06/01/2039	1,183,392
1,000,000	Metropolitan Life Global Funding I(a) 3.00%, 09/19/2027	1,039,864
1,500,000	Mid-America Apartments LP REIT 3.95%, 03/15/2029	1,637,255
1,500,000	Mitsubishi UFJ Financial Group Inc 3.46%, 03/02/2023	1,552,522
	Morgan Stanley
1,000,000	5.50%, 07/28/2021	1,060,767
1,000,000	3.70%, 10/23/2024	1,059,390
1,500,000	3.13%, 07/27/2026	1,544,823
2,500,000	4.35%, 09/08/2026	2,710,323
1,000,000	4.30%, 01/27/2045	1,158,000
1,000,000	MUFG Union Bank NA 3.15%, 04/01/2022	1,024,647
1,000,000	New York Life Insurance Co(a) 4.45%, 05/15/2069	1,175,746
1,000,000	Northwestern Mutual Life Insurance Co(a) 3.85%, 09/30/2047	1,068,005
1,000,000	PNC Bank NA 2.70%, 11/01/2022	1,014,524
500,000	Prologis LP REIT 4.25%, 08/15/2023	538,178
500,000	Protective Life Corp 8.45%, 10/15/2039	794,067
1,000,000	Regions Bank 2.75%, 04/01/2021	1,006,539
1,000,000	Royal Bank of Canada 3.20%, 04/30/2021	1,018,779
1,500,000	Royal Bank of Scotland Group PLC 3.88%, 09/12/2023	1,548,001
1,000,000	Simon Property Group LP REIT 2.45%, 09/13/2029	978,621
1,000,000	State Street Corp 3.10%, 05/15/2023	1,034,960
	Sumitomo Mitsui Financial Group Inc
1,000,000	3.10%, 01/17/2023	1,025,442
1,000,000	2.72%, 09/27/2029	995,289
250,000	Susa Partnership LP 7.50%, 12/01/2027	308,062
2,000,000	Synchrony Bank 3.00%, 06/15/2022	2,027,552

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 44,000	Teachers Insurance & Annuity Association of America(a) 6.85%, 12/16/2039	$ 65,067
1,000,000	Toronto-Dominion Bank(b) 1.80%, 07/13/2021	997,173
500,000	Travelers Cos Inc 6.25%, 06/15/2037	708,178
	US Bancorp
1,000,000	3.00%, 03/15/2022	1,024,362
1,000,000	3.10%, 04/27/2026	1,038,733
1,000,000	US Bank NA 3.45%, 11/16/2021	1,029,030
500,000	Ventas Realty LP REIT 3.25%, 10/15/2026	513,314
	Wells Fargo & Co
1,500,000	3.55%, 09/29/2025	1,586,913
1,500,000	3.00%, 04/22/2026	1,538,340
750,000	4.30%, 07/22/2027	820,344
500,000	5.38%, 02/07/2035	639,841
1,000,000	4.40%, 06/14/2046	1,123,622
1,000,000	Wells Fargo Bank NA 3.63%, 10/22/2021	1,028,888
500,000	Welltower Inc REIT 4.00%, 06/01/2025	534,420
		119,367,277
Industrial — 2.36%
1,000,000	Agilent Technologies Inc(b) 2.75%, 09/15/2029	989,239
1,000,000	Arrow Electronics Inc 3.25%, 09/08/2024	1,016,580
301,210	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust 4.97%, 04/01/2023	316,653
	Burlington Northern Santa Fe LLC
460,000	3.05%, 03/15/2022	470,891
500,000	5.15%, 09/01/2043	640,304
1,000,000	Canadian National Railway Co 3.50%, 11/15/2042	1,037,773
1,000,000	Caterpillar Financial Services Corp 1.70%, 08/09/2021	995,643
1,000,000	Caterpillar Inc 5.20%, 05/27/2041	1,318,889
1,062,000	CNH Industrial Capital LLC 3.88%, 10/15/2021	1,089,527
	CSX Corp
250,000	4.25%, 03/15/2029	282,411
750,000	4.75%, 05/30/2042	877,415
1,000,000	Cummins Inc 4.88%, 10/01/2043	1,278,940
500,000	FedEx Corp 3.90%, 02/01/2035	512,878
500,000	FLIR Systems Inc 3.13%, 06/15/2021	505,401
Principal Amount		Fair Value
Industrial — (continued)
$ 250,000	General Dynamics Corp 3.00%, 05/11/2021	$ 254,370
1,000,000	General Electric Co 4.13%, 10/09/2042	1,009,435
500,000	Holcim Capital Corp Ltd(a) 6.50%, 09/12/2043	631,682
1,000,000	Honeywell International Inc 2.70%, 08/15/2029	1,032,793
1,000,000	Hubbell Inc 3.50%, 02/15/2028	1,042,207
1,000,000	JB Hunt Transport Services Inc 3.88%, 03/01/2026	1,060,345
1,000,000	Johnson Controls Inc 3.63%, 07/02/2024	1,047,666
500,000	Lockheed Martin Corp 3.80%, 03/01/2045	557,659
1,000,000	Molex Electronic Technologies LLC(a) 3.90%, 04/15/2025	1,043,885
500,000	Northrop Grumman Corp 3.25%, 01/15/2028	524,864
1,000,000	Oshkosh Corp 5.38%, 03/01/2025	1,038,750
500,000	Packaging Corp of America 4.50%, 11/01/2023	536,677
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	1,125,746
1,000,000	PerkinElmer Inc 3.30%, 09/15/2029	998,994
1,000,000	Rockwell Automation Inc 2.88%, 03/01/2025	1,032,666
	Rockwell Collins Inc
1,000,000	3.20%, 03/15/2024	1,038,735
1,000,000	4.35%, 04/15/2047	1,170,298
615,000	Ryder System Inc 2.80%, 03/01/2022	622,816
1,000,000	Siemens Financieringsmaatschappij NV(a) 4.40%, 05/27/2045	1,185,620
1,000,000	Smiths Group PLC(a) 3.63%, 10/12/2022	1,013,115
1,000,000	Textron Inc 3.90%, 09/17/2029	1,072,283
1,000,000	Trimble Inc 4.15%, 06/15/2023	1,044,690
500,000	Union Pacific Corp 3.60%, 09/15/2037	528,603
	Union Pacific Railroad Co Pass Through Trust
	Series 2006
581,598	5.87%, 07/02/2030	656,380
	Series 2007-3
249,387	6.18%, 01/02/2031	288,544
	United Parcel Service Inc
500,000	2.40%, 11/15/2026	503,171
1,000,000	4.25%, 03/15/2049	1,165,962
1,000,000	Vulcan Materials Co 3.90%, 04/01/2027	1,049,829

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 500,000	Waste Management Inc 4.00%, 07/15/2039	$ 568,228
250,000	WRKCo Inc 3.90%, 06/01/2028	263,656
		36,442,213
Technology — 1.88%
1,000,000	Activision Blizzard Inc 3.40%, 09/15/2026	1,040,006
	Apple Inc
2,000,000	2.75%, 01/13/2025	2,069,820
1,500,000	3.00%, 11/13/2027	1,576,136
1,000,000	3.85%, 05/04/2043	1,121,957
1,000,000	Applied Materials Inc 3.30%, 04/01/2027	1,064,279
1,000,000	Broadcom Corp / Broadcom Cayman Finance Ltd 3.13%, 01/15/2025	992,862
	Fidelity National Information Services Inc
910,000	2.25%, 08/15/2021	911,229
1,000,000	4.25%, 05/15/2028	1,115,823
1,000,000	Fiserv Inc 4.20%, 10/01/2028	1,105,789
1,000,000	Hewlett Packard Enterprise Co 4.40%, 10/15/2022	1,059,332
1,000,000	Intel Corp 4.10%, 05/19/2046	1,164,134
1,000,000	International Business Machines Corp 4.00%, 06/20/2042	1,105,733
1,000,000	KLA Corp 5.00%, 03/15/2049	1,231,242
	Microsoft Corp
1,000,000	3.30%, 02/06/2027	1,077,975
2,000,000	3.45%, 08/08/2036	2,210,689
1,500,000	4.45%, 11/03/2045	1,894,291
1,500,000	NVIDIA Corp 2.20%, 09/16/2021	1,503,320
	Oracle Corp
2,000,000	3.40%, 07/08/2024	2,110,768
1,000,000	3.25%, 11/15/2027	1,060,564
1,500,000	QUALCOMM Inc 2.90%, 05/20/2024	1,540,431
	salesforce.com Inc
1,000,000	3.25%, 04/11/2023	1,043,276
950,000	3.70%, 04/11/2028	1,042,947
		29,042,603
Utilities — 1.93%
1,000,000	Baltimore Gas & Electric Co 4.25%, 09/15/2048	1,166,454
1,000,000	Basin Electric Power Cooperative(a) 4.75%, 04/26/2047	1,166,753
1,000,000	Black Hills Corp 3.88%, 10/15/2049	1,006,182
Principal Amount		Fair Value
Utilities — (continued)
$ 1,000,000	Boston Gas Co(a) 3.15%, 08/01/2027	$ 1,036,030
500,000	Brooklyn Union Gas Co(a) 3.87%, 03/04/2029	550,751
1,000,000	CenterPoint Energy Houston Electric LLC 1.85%, 06/01/2021	998,454
1,000,000	Connecticut Light & Power Co 4.15%, 06/01/2045	1,171,463
2,000,000	Consolidated Edison Co of New York Inc 3.13%, 11/15/2027	2,104,328
1,000,000	DTE Electric Co 3.75%, 08/15/2047	1,104,007
1,000,000	DTE Energy Co 2.60%, 06/15/2022	1,009,607
1,000,000	Duke Energy Corp 4.20%, 06/15/2049	1,114,645
1,000,000	Duke Energy Florida LLC 5.65%, 04/01/2040	1,351,217
703,693	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	772,645
1,000,000	Entergy Louisiana LLC 3.30%, 12/01/2022	1,034,808
1,000,000	FirstEnergy Transmission LLC(a) 4.55%, 04/01/2049	1,177,140
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	650,009
500,000	Louisville Gas & Electric Co 5.13%, 11/15/2040	636,262
1,135,000	Niagara Mohawk Power Corp(a) 2.72%, 11/28/2022	1,150,702
1,000,000	Northern States Power Co 4.00%, 08/15/2045	1,142,800
1,000,000	Oklahoma Gas & Electric Co 4.15%, 04/01/2047	1,127,218
500,000	PECO Energy Co 1.70%, 09/15/2021	497,120
1,000,000	Pennsylvania Electric Co(a) 3.60%, 06/01/2029	1,061,914
	Public Service Electric & Gas Co
1,000,000	4.05%, 05/01/2045	1,123,137
1,000,000	4.15%, 11/01/2045	1,134,391
1,000,000	Public Service Enterprise Group Inc 2.88%, 06/15/2024	1,026,204
1,000,000	Southern California Edison Co 3.40%, 06/01/2023	1,035,309
500,000	Union Electric Co 8.45%, 03/15/2039	826,647

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 1,500,000	Virginia Electric & Power Co 3.50%, 03/15/2027	$ 1,605,086
		29,781,283
TOTAL CORPORATE BONDS AND NOTES — 26.09% (Cost $378,339,684)		$403,421,659
FOREIGN GOVERNMENT BONDS AND NOTES
1,000,000	African Development Bank 2.13%, 11/16/2022	1,013,760
	Asian Development Bank
500,000	1.63%, 03/16/2021	498,916
1,500,000	5.82%, 06/16/2028	1,951,674
	Colombia Government International Bond
250,000	4.00%, 02/26/2024	263,500
500,000	4.50%, 03/15/2029	555,750
1,750,000	5.00%, 06/15/2045	2,050,143
	European Investment Bank
3,500,000	2.13%, 10/15/2021	3,529,016
1,000,000	2.63%, 03/15/2024	1,043,135
2,000,000	Export-Import Bank of Korea 4.00%, 01/29/2021	2,045,662
2,000,000	FMS Wertmanagement 1.38%, 06/08/2021	1,986,980
1,000,000	Indonesia Government International Bond 3.50%, 01/11/2028	1,032,077
2,500,000	Inter-American Development Bank 1.75%, 04/14/2022	2,503,472
	International Bank for Reconstruction & Development
1,000,000	2.13%, 11/01/2020(b)	1,002,949
2,000,000	1.63%, 02/10/2022	1,998,620
1,500,000	7.63%, 01/19/2023(b)	1,783,815
2,000,000	International Finance Corp(b) 1.13%, 07/20/2021	1,979,360
1,000,000	Israel Government Agency for International Development Bond 5.50%, 12/04/2023	1,151,525
1,000,000	Israel Government International Bond 3.25%, 01/17/2028	1,083,750
2,500,000	Japan Bank for International Cooperation 2.25%, 11/04/2026	2,545,508
	Mexico Government International Bond
1,500,000	3.60%, 01/30/2025	1,557,750
500,000	6.75%, 09/27/2034	672,500
2,000,000	4.60%, 01/23/2046	2,129,780
1,000,000	Panama Notas del Tesoro(a) 3.75%, 04/17/2026	1,055,000
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Peruvian Government International Bond
$ 800,000	4.13%, 08/25/2027	$ 894,008
1,000,000	2.84%, 06/20/2030	1,022,500
1,000,000	Philippine Government International Bond 5.50%, 03/30/2026	1,196,587
2,000,000	Province of British Columbia Canada(b) 2.65%, 09/22/2021	2,033,742
2,000,000	Province of Manitoba Canada(b) 2.13%, 06/22/2026	2,024,987
1,000,000	Province of Ontario Canada 3.20%, 05/16/2024	1,062,458
1,500,000	Province of Quebec Canada 2.75%, 04/12/2027	1,587,357
500,000	Republic of Poland Government International Bond 5.00%, 03/23/2022	536,430
600,000	Republic of South Africa Government International Bond 4.30%, 10/12/2028	579,000
500,000	Uruguay Government International Bond 4.98%, 04/20/2055	585,630
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.04% (Cost $44,983,801)		$46,957,341
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.31%
1,000,000	BANK Series 2017-BNK7 Class A5 3.44%, 09/15/2060	1,074,767
3,250,000	Citigroup Commercial Mortgage Trust Series 2015-GC31 Class A4 3.76%, 06/10/2048	3,505,914
686,977	CSAIL Commercial Mortgage Trust Series 2017-C8 Class A1 1.93%, 06/15/2050	684,212
2,000,000	Houston Galleria Mall Trust(a) Series 2015-HGLR Class A1A2 3.09%, 03/05/2037	2,071,900
2,500,000	JP Morgan Commercial Mortgage Securities Trust Series 2014-C19 Class A4 4.00%, 04/15/2047	2,682,607
847,831	JP Morgan Mortgage Trust(a)(d) Series 2014-5 Class A1 2.98%, 10/25/2029	857,137

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 500,000	Madison Avenue Trust(a) Series 2013-650M Class A 3.84%, 10/12/2032	$ 504,835
2,000,000	One Bryant Park Trust(a) Series 2019-OBP Class A 2.52%, 09/13/2049	2,010,557
	Wells Fargo Commercial Mortgage Trust
	Series 2015-LC22 Class A4
3,900,000	3.84%, 09/15/2058	4,224,678
	Series 2016-BNK1 Class A3
1,620,000	2.65%, 08/15/2049	1,650,988
	Series 2016-BNK1 Class ASB
500,000	2.51%, 08/15/2049	506,454
500,000	WFRBS Commercial Mortgage Trust Series 2014-C21 Class A4 3.41%, 08/15/2047	523,695
		20,297,744
U.S. Government Agency — 27.72%
	Federal Home Loan Mortgage Corp
4,904	4.50%, 04/01/2020	5,051
6,636	5.00%, 12/01/2020	6,858
10,858	4.00%, 01/01/2021	11,292
7,467	5.00%, 04/01/2021	7,704
3,718	5.00%, 05/01/2021	3,837
5,498	5.50%, 05/01/2021	5,587
5,331	5.00%, 03/01/2023	5,534
108,452	5.00%, 09/01/2024	116,058
137,432	4.50%, 10/01/2024	143,180
596,276	4.00%, 05/01/2026	623,449
158,055	3.50%, 08/01/2026	163,510
1,116,219	3.00%, 01/01/2027	1,147,034
8,467	7.50%, 05/01/2027	9,495
1,640,598	3.00%, 02/01/2029	1,689,530
13,019	6.50%, 04/01/2029	14,513
1,467,111	3.00%, 07/01/2029	1,512,705
1,661,701	2.50%, 02/01/2030	1,683,255
1,714	7.50%, 08/01/2030	2,009
3,655,302	2.50%, 12/01/2031	3,692,965
1,130,455	2.50%, 02/01/2032	1,144,366
404,098	3.50%, 04/01/2032	420,740
146,296	6.50%, 11/01/2032	163,085
1,027,881	2.50%, 12/01/2032	1,038,483
451,423	3.50%, 05/01/2033	467,219
961,726	4.00%, 07/01/2033	1,006,586
44,759	4.50%, 08/01/2033	48,112
894,276	3.50%, 03/01/2034	925,199
678,049	4.00%, 06/01/2034	718,781
24,173	6.00%, 03/01/2036	27,838
18,706	6.00%, 04/01/2036	21,504
96,083	5.00%, 06/01/2036	106,197
2,189,109	3.00%, 09/01/2036	2,253,356
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 571,309	6.50%, 10/01/2036	$ 637,366
178,693	5.50%, 10/01/2037	201,756
20,508	5.50%, 11/01/2037	22,512
26,846	5.50%, 12/01/2037	29,091
874,110	3.50%, 10/01/2038	905,855
175,029	5.00%, 12/01/2039	193,563
436,004	5.00%, 02/01/2040	481,871
336,653	5.00%, 05/01/2040	372,306
125,470	4.50%, 07/01/2040	136,010
193,825	5.00%, 08/01/2040	214,254
328,114	4.00%, 10/01/2040	350,703
884,105	4.00%, 01/01/2041	944,992
1,557,408	4.00%, 02/01/2041	1,664,769
286,051	4.00%, 04/01/2041	305,739
750,246	3.50%, 02/01/2042	788,643
505,461	4.00%, 03/01/2042	540,483
572,694	3.50%, 07/01/2042	602,004
989,221	3.50%, 08/01/2042	1,039,863
831,843	3.50%, 11/01/2042	874,483
649,247	3.50%, 05/01/2043	682,434
1,759,701	3.00%, 09/01/2043	1,814,558
407,943	4.00%, 10/01/2043	435,396
1,114,371	4.00%, 11/01/2043	1,191,434
423,921	4.50%, 11/01/2043	457,397
866,147	4.00%, 01/01/2044	920,801
934,059	4.00%, 09/01/2044	987,559
2,326,622	4.50%, 10/01/2044	2,501,381
1,980,401	3.50%, 11/01/2044	2,081,804
2,824,643	3.00%, 04/01/2045	2,895,580
1,440,371	3.00%, 08/01/2045	1,479,097
1,292,359	3.50%, 10/01/2045	1,347,090
2,416,621	3.50%, 04/01/2046	2,515,079
5,630,935	3.00%, 11/01/2046	5,772,728
2,151,238	3.00%, 12/01/2046	2,202,554
5,867,734	3.00%, 02/01/2047	6,008,011
654,311	2.50%, 03/01/2047	653,987
2,312,312	4.00%, 05/01/2047	2,426,730
4,779,317	4.00%, 07/01/2047	5,009,487
614,653	3.50%, 08/01/2047	635,921
4,291,046	3.50%, 10/01/2047	4,435,958
2,207,068	3.50%, 11/01/2047	2,285,277
1,312,020	3.50%, 01/01/2048	1,362,155
3,011,423	3.50%, 03/01/2048	3,116,015
4,556,159	4.50%, 05/01/2048	4,813,657
1,638,538	3.00%, 06/01/2048	1,672,385
755,940	4.50%, 06/01/2048	798,607
3,026,472	3.50%, 08/01/2048	3,184,284
2,562,510	4.00%, 09/01/2048	2,670,128
679,896	4.00%, 10/01/2048	707,421
2,821,222	4.00%, 01/01/2049	2,931,973
1,644,594	4.50%, 01/01/2049	1,735,720
2,465,918	4.00%, 03/01/2049	2,557,743
808,522	4.50%, 03/01/2049	850,650
3,669,056	3.50%, 05/01/2049	3,853,741
3,931,216	4.00%, 05/01/2049	4,075,456
1,550,170	4.50%, 05/01/2049	1,632,865
2,234,790	3.50%, 08/01/2049	2,295,370
1,189,759	4.50%, 09/01/2049	1,255,389

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,750,000	3.00%, 10/01/2049	$ 1,777,090
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K025 Class A2
1,000,000	2.68%, 10/25/2022	1,019,954
	Series K052 Class A2
1,000,000	3.15%, 11/25/2025	1,061,748
	Series K061 Class A1
691,146	3.01%, 08/25/2026	720,740
	Series K061 Class A2
1,000,000	3.35%, 11/25/2026(d)	1,082,816
	Series K067 Class A2
1,100,000	3.19%, 07/25/2027	1,183,262
	Series K095 Class A2
1,750,000	2.79%, 06/25/2029	1,841,516
	Series K727 Class A2
2,000,000	2.95%, 07/25/2024	2,071,107
	Series K729 Class AM
2,000,000	3.20%, 11/25/2024	2,107,314
	Federal National Mortgage Association
5,421	8.00%, 11/01/2022	5,543
849,139	3.50%, 12/01/2025	877,923
243,928	4.00%, 01/01/2026	254,292
409,550	3.50%, 02/01/2026	423,502
782,595	3.00%, 02/01/2027	804,018
505,247	3.00%, 04/01/2027	518,933
684,825	2.50%, 09/01/2027	691,716
1,239,929	2.50%, 02/01/2028	1,252,427
1,905,677	2.50%, 06/01/2028	1,924,876
47,204	6.00%, 01/01/2029	54,007
605,771	3.00%, 03/01/2029	623,479
498,692	3.50%, 04/01/2029	522,143
308,389	3.50%, 09/01/2029	322,520
285,983	2.50%, 02/01/2030	289,553
353,690	4.00%, 09/01/2030	374,675
1,066,574	3.00%, 10/01/2030	1,096,803
119,645	8.00%, 10/01/2030	136,664
932,099	3.50%, 01/01/2031	969,898
1,390,949	3.00%, 02/01/2031	1,435,205
959,592	4.50%, 08/01/2031	1,031,245
3,089,888	2.50%, 09/01/2031	3,118,242
651,980	2.00%, 10/01/2031	646,758
331,281	3.50%, 01/01/2032	344,734
68,246	6.50%, 06/01/2032	76,041
36,792	7.00%, 07/01/2032	43,217
1,022,404	3.00%, 08/01/2032	1,048,245
93,470	6.50%, 08/01/2032	104,241
3,912,756	3.00%, 10/01/2032	4,010,969
792,240	3.00%, 11/01/2032	822,643
1,102,132	3.00%, 02/01/2033	1,136,403
366,362	5.50%, 03/01/2033	404,262
56,489	5.00%, 09/01/2033	62,353
46,774	5.50%, 01/01/2034	51,620
377,843	4.00%, 02/01/2034	400,210
2,152,817	3.50%, 03/01/2034	2,225,416
209,902	5.50%, 03/01/2034	236,368
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 213,510	5.50%, 05/01/2034	$ 241,404
58,055	5.50%, 02/01/2035	65,646
834,256	3.00%, 03/01/2035	858,190
663,573	5.00%, 05/01/2035	732,588
12,666	5.00%, 07/01/2035	13,967
133,175	5.00%, 09/01/2035	146,986
141,212	5.00%, 10/01/2035	155,928
84,044	6.00%, 10/01/2035	96,583
117,067	5.50%, 11/01/2035	132,909
44,740	6.00%, 12/01/2035	51,367
145,657	6.00%, 04/01/2036	167,477
428,899	6.00%, 06/01/2036	493,680
10,807	6.50%, 08/01/2036	12,192
115,219	5.50%, 10/01/2036	130,313
80,099	5.50%, 11/01/2036	90,560
737,266	6.00%, 12/01/2036	845,306
1,947,397	3.00%, 01/01/2037	2,003,491
63,703	5.00%, 07/01/2037	70,332
353,020	5.50%, 08/01/2037	398,258
534,126	5.50%, 01/01/2038	600,839
249,423	6.00%, 03/01/2038	287,078
129,218	5.50%, 07/01/2038	145,853
80,295	6.00%, 05/01/2039	92,396
672,687	4.50%, 08/01/2039	728,443
736,834	5.00%, 08/01/2039	814,434
572,705	5.00%, 12/01/2039	639,416
455,721	4.50%, 03/01/2040	493,765
465,380	5.00%, 06/01/2040	514,396
3,034,282	4.50%, 08/01/2040	3,285,542
763,151	4.50%, 09/01/2040	826,919
200,443	4.50%, 11/01/2040	217,158
301,317	5.00%, 11/01/2040	333,056
2,029,207	4.00%, 02/01/2041	2,167,917
2,339,482	4.50%, 03/01/2041	2,534,155
3,322,620	5.00%, 05/01/2041	3,662,850
615,302	4.00%, 09/01/2041	657,420
396,961	4.50%, 10/01/2041	430,211
1,466,739	3.50%, 12/01/2041	1,540,893
1,420,269	4.00%, 01/01/2042	1,517,185
929,000	3.50%, 02/01/2042	975,799
5,006,868	3.00%, 09/01/2042	5,160,081
3,047,857	3.00%, 12/01/2042	3,141,356
1,640,025	3.00%, 02/01/2043	1,690,345
1,435,554	3.00%, 03/01/2043	1,479,621
882,445	3.00%, 04/01/2043	909,543
2,803,425	3.50%, 05/01/2043	2,945,456
368,328	4.00%, 07/01/2043	393,376
1,521,459	3.00%, 08/01/2043	1,567,618
901,732	3.50%, 08/01/2043	947,162
430,456	4.00%, 09/01/2043	458,922
1,280,696	4.00%, 12/01/2043	1,367,705
1,035,341	5.00%, 01/01/2044	1,137,213
1,001,922	3.50%, 08/01/2044	1,054,948
1,533,692	4.00%, 08/01/2044	1,644,192
431,160	4.00%, 12/01/2044	455,468
495,349	4.00%, 06/01/2045	523,146
681,585	3.50%, 11/01/2045	710,088
5,786,514	3.50%, 12/01/2045	6,028,729

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 4,528,474	3.50%, 01/01/2046	$ 4,717,823
5,019,568	3.50%, 02/01/2046	5,229,167
2,397,865	3.50%, 03/01/2046	2,496,174
3,574,626	3.00%, 06/01/2046	3,662,302
7,782,874	3.50%, 07/01/2046	8,088,978
1,046,836	2.50%, 10/01/2046	1,046,054
4,271,417	3.00%, 10/01/2046	4,385,233
2,763,317	4.00%, 10/01/2046	2,906,296
1,666,238	3.00%, 11/01/2046	1,705,575
3,138,841	3.00%, 12/01/2046	3,215,831
1,163,676	4.00%, 03/01/2047	1,221,402
1,401,807	4.00%, 04/01/2047	1,469,912
3,086,915	4.00%, 05/01/2047	3,237,133
2,756,715	4.00%, 06/01/2047	2,890,850
1,223,690	4.50%, 06/01/2047	1,295,012
2,150,352	3.50%, 08/01/2047	2,225,053
2,893,789	4.00%, 08/01/2047	3,031,136
1,223,854	3.00%, 09/01/2047	1,251,995
1,210,081	4.00%, 09/01/2047	1,266,595
2,899,760	4.00%, 10/01/2047	3,035,591
4,170,477	3.50%, 12/01/2047	4,306,791
1,820,978	4.00%, 05/01/2048	1,899,837
2,838,892	4.00%, 06/01/2048	2,962,448
988,992	4.50%, 07/01/2048	1,047,216
828,118	4.00%, 09/01/2048	861,717
3,407,754	4.00%, 01/01/2049	3,540,006
1,305,680	4.00%, 03/01/2049	1,357,406
2,009,983	3.00%, 06/01/2049	2,041,098
4,876,057	3.50%, 06/01/2049	5,020,432
6,078,126	3.50%, 07/01/2049	6,237,550
1,993,554	3.00%, 09/01/2049	2,024,414
1,255,233	Federal National Mortgage Association Alternative Credit Enhancement Security Series 2016-M9 Class A1 2.00%, 06/25/2026	1,257,857
	Government National Mortgage Association
6,852	7.00%, 07/15/2025	7,325
6,549	7.50%, 12/15/2025	6,962
117,652	3.50%, 02/15/2026	121,698
88,613	4.00%, 04/20/2026	92,147
1,139,561	2.50%, 04/15/2027	1,154,128
694,737	3.00%, 06/20/2027	713,482
217,989	5.00%, 11/15/2033	241,620
41,506	5.50%, 12/15/2035	47,062
54,094	5.00%, 12/20/2035	59,946
97,846	6.00%, 01/20/2036	113,007
119,156	5.50%, 02/20/2036	133,796
748,300	5.00%, 06/15/2039	840,683
458,456	4.50%, 01/20/2040	499,810
695,343	4.00%, 05/20/2040	740,423
232,899	4.50%, 07/20/2040	254,782
219,334	4.50%, 09/20/2040	239,983
798,107	4.00%, 10/15/2040	852,844
435,543	4.00%, 09/15/2041	464,932
81,253	4.50%, 12/20/2041	88,734
401,780	3.50%, 06/15/2042	422,790
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,244,014	3.50%, 06/20/2042	$ 1,321,342
1,435,232	3.50%, 08/15/2042	1,510,468
924,762	3.00%, 02/15/2043	952,035
1,891,931	3.50%, 02/20/2043	2,009,544
6,400,302	3.50%, 06/20/2044	6,731,080
2,365,343	3.50%, 10/20/2044	2,480,242
1,230,598	3.00%, 01/20/2046	1,270,591
1,936,822	3.50%, 02/20/2046	2,025,448
1,213,505	3.50%, 03/20/2046	1,268,993
596,113	4.00%, 03/20/2046	633,485
2,801,288	3.00%, 04/20/2046	2,889,535
1,347,146	3.50%, 04/20/2046	1,409,232
1,676,406	3.50%, 05/20/2046	1,750,869
5,318,657	3.00%, 08/20/2046	5,484,831
4,550,799	3.00%, 09/20/2046	4,682,592
1,152,838	3.50%, 09/20/2046	1,201,786
2,138,686	3.50%, 10/20/2046	2,233,365
1,624,764	3.00%, 12/20/2046	1,675,476
8,411,917	3.00%, 01/20/2047	8,674,121
1,725,329	3.50%, 01/20/2047	1,795,782
2,145,653	3.50%, 04/20/2047	2,232,199
4,904,226	4.00%, 04/20/2047	5,137,119
1,937,347	3.50%, 05/20/2047	2,014,861
4,306,629	3.50%, 07/20/2047	4,477,299
4,495,376	3.50%, 08/20/2047	4,675,192
3,224,651	4.00%, 09/20/2047	3,368,748
4,146,094	4.00%, 01/20/2048	4,322,631
2,600,017	4.50%, 02/20/2048	2,734,053
2,680,931	4.00%, 03/20/2048	2,802,954
5,049,754	4.50%, 09/20/2048	5,339,765
1,262,302	5.00%, 11/20/2048	1,335,531
1,633,912	3.50%, 12/20/2048	1,693,503
730,423	3.50%, 03/20/2049	757,063
8,152,393	4.00%, 05/20/2049	8,567,680
8,313,039	4.50%, 06/20/2049	8,730,052
500,000	Uniform Mortgage-Backed Security(e) 2.00%, TBA	496,025
		428,456,209
TOTAL MORTGAGE-BACKED SECURITIES — 29.03% (Cost $444,131,673)		$448,753,953
MUNICIPAL BONDS AND NOTES
2,000,000	City of Houston Texas Combined Utility System Revenue 3.83%, 05/15/2028	2,196,420
105,000	Energy Northwest 2.81%, 07/01/2024	107,889
2,500,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	3,490,675
1,000,000	New York State Dormitory Authority 4.55%, 02/15/2021	1,032,990

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 2,000,000	Port of Morrow 2.99%, 09/01/2036	$ 2,038,720
600,000	State of Illinois 5.10%, 06/01/2033	649,884
1,000,000	State of Texas 5.52%, 04/01/2039	1,381,530
2,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	2,321,320
TOTAL MUNICIPAL BONDS AND NOTES — 0.86% (Cost $11,989,082)		$13,219,428
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
3,000,000	2.63%, 12/10/2021(b)	3,059,533
600,000	5.75%, 06/12/2026	748,752
2,750,000	Federal Home Loan Mortgage Corp 2.38%, 01/13/2022	2,793,099
	Federal National Mortgage Association
3,000,000	1.38%, 10/07/2021(b)	2,982,884
2,000,000	2.13%, 04/24/2026	2,057,387
500,000	Resolution Funding Corp 9.38%, 10/15/2020	538,610
	Tennessee Valley Authority
1,750,000	1.88%, 08/15/2022(b)	1,758,918
1,260,000	7.13%, 05/01/2030	1,862,827
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.02% (Cost $15,268,707)		$15,802,010
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
13,000,000	1.75%, 10/31/2020	12,991,367
11,000,000	2.63%, 11/15/2020	11,097,969
12,000,000	2.38%, 12/31/2020	12,085,313
13,800,000	2.13%, 01/31/2021	13,862,531
9,000,000	2.00%, 02/28/2021	9,031,289
13,000,000	2.25%, 03/31/2021	13,095,469
9,500,000	1.38%, 04/30/2021	9,448,047
6,000,000	3.13%, 05/15/2021	6,132,187
10,000,000	2.00%, 05/31/2021	10,046,094
8,500,000	2.13%, 06/30/2021	8,562,754
11,500,000	1.13%, 07/31/2021	11,385,449
7,000,000	2.13%, 08/15/2021	7,056,328
9,000,000	2.13%, 09/30/2021	9,082,617
13,500,000	2.00%, 11/15/2021	13,601,777
2,650,000	8.00%, 11/15/2021	2,997,812
4,000,000	2.13%, 12/31/2021	4,043,594
4,000,000	1.50%, 01/31/2022	3,989,219
2,000,000	2.00%, 02/15/2022	2,018,359
6,500,000	1.75%, 03/31/2022	6,524,629
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 5,000,000	1.75%, 04/30/2022	$ 5,019,336
10,000,000	1.88%, 05/31/2022	10,073,828
4,000,000	2.13%, 06/30/2022	4,058,125
7,000,000	2.00%, 07/31/2022	7,081,484
11,700,000	1.63%, 08/15/2022	11,715,996
16,000,000	1.75%, 09/30/2022	16,081,250
12,000,000	1.63%, 11/15/2022	12,017,813
9,000,000	2.13%, 12/31/2022	9,154,687
7,000,000	1.75%, 01/31/2023	7,037,461
11,000,000	1.50%, 02/28/2023	10,972,070
9,000,000	1.50%, 03/31/2023	8,979,961
8,000,000	1.75%, 05/15/2023	8,047,187
7,500,000	1.38%, 06/30/2023	7,445,508
7,000,000	1.25%, 07/31/2023	6,916,055
5,000,000	2.50%, 08/15/2023	5,174,219
9,000,000	1.38%, 09/30/2023	8,934,609
7,500,000	2.75%, 11/15/2023	7,850,977
6,000,000	2.25%, 01/31/2024	6,170,625
10,000,000	2.13%, 02/29/2024	10,238,281
6,500,000	2.50%, 05/15/2024	6,768,633
14,500,000	2.38%, 08/15/2024	15,043,750
15,750,000	2.25%, 11/15/2024	16,269,258
11,500,000	2.00%, 02/15/2025	11,743,477
14,000,000	2.13%, 05/15/2025	14,397,578
4,000,000	2.75%, 06/30/2025	4,251,562
4,800,000	6.88%, 08/15/2025	6,216,000
15,000,000	2.25%, 11/15/2025	15,556,641
8,000,000	1.63%, 02/15/2026	8,003,437
7,500,000	2.00%, 11/15/2026	7,691,309
6,500,000	2.38%, 05/15/2027	6,849,121
8,000,000	2.25%, 08/15/2027	8,363,750
7,000,000	2.75%, 02/15/2028	7,601,016
9,500,000	2.88%, 05/15/2028	10,428,477
1,500,000	3.13%, 11/15/2028	1,684,453
14,000,000	2.63%, 02/15/2029	15,156,094
9,000,000	2.38%, 05/15/2029	9,560,039
3,000,000	1.63%, 08/15/2029(b)	2,986,992
7,000,000	2.75%, 08/15/2042	7,865,977
5,000,000	3.13%, 02/15/2043	5,967,383
11,000,000	2.88%, 05/15/2043	12,620,352
500,000	3.63%, 02/15/2044	646,836
5,000,000	3.38%, 05/15/2044	6,232,617
5,000,000	3.13%, 08/15/2044	5,995,312
5,000,000	3.00%, 11/15/2044	5,877,148
13,000,000	2.50%, 02/15/2045	13,999,375
14,500,000	2.50%, 02/15/2046	15,623,184
4,500,000	3.00%, 02/15/2047	5,338,476
10,000,000	2.75%, 11/15/2047	11,335,547
8,500,000	3.00%, 02/15/2048	10,100,391
4,000,000	3.00%, 08/15/2048	4,760,625
3,000,000	3.00%, 02/15/2049	3,579,844
2,000,000	2.88%, 05/15/2049	2,334,531
4,000,000	2.25%, 08/15/2049	4,117,969
TOTAL U.S. TREASURY BONDS AND NOTES — 39.78% (Cost $587,873,810)		$614,989,430

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.12%
$ 1,600,000	Repurchase agreement (principal amount/value $1,600,000 with a maturity value of $1,600,089 with Daiwa Capital Markets America Inc, 2.00%, dated 9/30/19 to be repurchased at $1,600,089 on 10/1/19 collateralized by U.S. Treasury securities, 1.50% - 2.75%, 5/31/20 - 5/31/23, with a value of $1,632,002.	$ 1,600,000
3,747,391	Undivided interest of 18.62% in a repurchase agreement (principal amount/value $20,150,843 with a maturity value of $20,152,158) with BNP Paribas Securities Corp, 2.35%, dated 9/30/19 to be repurchased at $3,747,391 on 10/1/19 collateralized by U.S. Treasury securities, 0.00% - 4.63%, 11/15/19 - 2/15/49, with a value of $20,553,860.(f)	3,747,391
3,747,391	Undivided interest of 22.65% in a repurchase agreement (principal amount/value $16,558,989 with a maturity value of $16,560,056) with Bank of Montreal, 2.32%, dated 9/30/19 to be repurchased at $3,747,391 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.88%, 2/27/20 - 9/20/64, with a value of $16,890,170.(f)	3,747,391
3,747,391	Undivided interest of 5.51% in a repurchase agreement (principal amount/value $67,783,755 with a maturity value of $67,788,217) with RBC Capital Markets Corp, 2.37%, dated 9/30/19 to be repurchased at $3,747,391 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/15/19 - 9/1/49, with a value of $69,139,430.(f)	3,747,391
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 3,747,391	Undivided interest of 6.39% in a repurchase agreement (principal amount/value $58,582,762 with a maturity value of $58,586,537) with Citigroup Global Markets Inc, 2.32%, dated 9/30/19 to be repurchased at $3,747,391 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 9.00%, 6/1/24 - 10/1/49, with a value of $59,754,443.(f)	$ 3,747,391
777,156	Undivided interest of 8.49% in a repurchase agreement (principal amount/value $9,164,564 with a maturity value of $9,165,150) with Bank of America Securities Inc, 2.30%, dated 9/30/19 to be repurchased at $777,156 on 10/1/19 collateralized by U.S. Treasury securities, 1.13% - 2.25%, 8/31/21 - 11/15/27, with a value of $9,347,857.(f)	777,156
TOTAL SHORT TERM INVESTMENTS — 1.12% (Cost $17,366,720)		$17,366,720
TOTAL INVESTMENTS — 101.36% (Cost $1,506,393,700)		$1,567,010,384
OTHER ASSETS & LIABILITIES, NET — (1.36)%		$(20,999,875)
TOTAL NET ASSETS — 100.00%		$1,546,010,509

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	All or a portion of the security is on loan at September 30, 2019.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(f)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
TBA	To Be Announced
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

September 30, 2019

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2019, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

September 30, 2019